Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Schedule of accounts receivable
As at December 31	2018	2017
Trade accounts receivable	$9,677,847	$8,496,281
Other accounts receivable	1,086,732	91,974
	$10,764,579	$8,588,255